Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Beginning of period	$ 42,031,000	$ 46,000,000
Expenditures	(29,100,000)	(30,300,000)
Provisions, net	27,100,000	29,700,000
End of period	$ 39,954,000	$ 45,400,000